Summary of Significant Accounting Policies (Depreciation of Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2024
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	15.00%
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	33.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Straight-line depreciation rate	[1]

[1]	Over the shorter term of the lease or the useful life of the asset